Commitments and Contingencies	12 Months Ended
Dec. 25, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

18.  Commitments and Contingencies:

The Company self-insures our general liability including products liability, automotive liability, and workers' compensation losses up to $500 per occurrence. Catastrophic coverage has been purchased from third party insurers for occurrences in excess of $250 up to $60,000. The two risk areas involving the most significant accounting estimates are workers’ compensation and automotive liability. Actuarial valuations performed by the Company’s third-party risk insurance expert were used by the Company’s management to form the basis for workers’ compensation and automotive liability loss reserves. The actuary contemplated the Company’s specific loss history, actual claims reported, and industry trends among statistical and other factors to estimate the range of reserves required. Risk insurance reserves are comprised of specific reserves for individual claims and additional amounts expected for development of these claims, as well as for incurred but not yet reported claims. The Company believes that the liability of approximately $2,719 recorded for such risk insurance reserves is adequate as of December 25, 2021.

As of December 25, 2021, the Company has provided certain vendors and insurers letters of credit aggregating $32,908 related to our product purchases and insurance coverage of product liability, workers’ compensation, and general liability.

The Company self-insures our group health claims up to an annual stop loss limit of $250 per participant. Historical group insurance loss experience forms the basis for the recognition of group health insurance reserves. Provisions for losses expected under these programs are recorded based on an analysis of historical insurance claim data and certain actuarial assumptions. The Company believes that the liability of approximately $2,300 recorded for such group health insurance reserves is adequate as of December 25, 2021.

The Company imports large quantities of fastener products which are subject to customs requirements and to tariffs and quotas set by governments through mutual agreements and bilateral actions. The Company could be subject to the assessment of additional duties and interest if it or its suppliers fail to comply with customs regulations or similar laws. The U.S. Department of Commerce (the

“Department”) has received requests from petitioners to conduct administrative reviews of compliance with anti-dumping duty and countervailing duty laws for certain nails products sourced from Asian countries. The Company sourced products under review from vendors in China and Taiwan during the periods selected for review. The Company accrues for the duty expense once it is determined to be probable and the amount can be reasonably estimated.

On June 3, 2019, The Hillman Group, Inc. (“Hillman Group”) filed a complaint for patent infringement against KeyMe, LLC (“KeyMe”), a provider of self-service key duplication kiosks, in the United States District Court for the Eastern District of Texas (Marshall Division) (the "Texas Court"). On August 16, 2019, KeyMe filed a complaint for patent infringement against Hillman Group in the United States District Court for the District of Delaware. On March 2, 2020, Hillman Group filed a second complaint for patent infringement against KeyMe in the same Texas Court. On October 23, 2020, the Texas Court granted KeyMe’s motion to consolidate the two Texas cases and granted Hillman Group’s motion to add another patent.

On April 12, 2021, a jury in the Texas case returned a verdict that KeyMe did not infringe any of the asserted patents and several of the asserted claims were invalid. Final judgment was entered on April 13, 2021. On June 14, 2021, Hillman Group and KeyMe entered into a Settlement Agreement which globally resolved all pending legal disputes, including the Texas and Delaware district court actions discussed above.

On June 1, 2021, Hy-Ko Products Company LLC ("Hy-Ko"), a manufacturer of key duplication machines, filed a complaint for patent infringement against Hillman Group in the United States District Court for the Eastern District of Texas (Marshall Division). The case was assigned Civil Action No. 2:21-cv-0197. Hy-Ko's complaint alleges that Hillman's KeyKrafter and PKOR key duplication machines infringe U.S. Patent Nos. 9,656,332, 9,682,432, 9,687,920, and 10,421,113, which are assigned to Hy-Ko, and seeks damages and injunctive relief against Hillman Group. Hy-Ko's complaint additionally contains allegations of unfair competition under the Federal Lanham Act and conversion/receipt of stolen property, as well as a cause of action for "replevin" for return of stolen property.

On August 2, 2021, Hy-Ko filed an Amended Complaint which did not deviate substantially from the initial Complaint. Hillman Group responded on August 16, 2021, by filing a Motion to Dismiss the conversion and replevin claims because they are barred by the statute of limitations. In its Motion to Dismiss, Hillman Group also requested that the Court strike numerous paragraphs of Hy-Ko's Amended Complaint that, on their face, have nothing to do with Hy-Ko's patent infringement, unfair competition, or conversion and replevin claims. Hillman Group also requested that the Court order Hy-Ko to provide a more definite statement regarding its unfair competition claim. Briefing on Hillman's Motion to Dismiss was completed on September 14, 2021. On January 14, 2022, the Court denied Hillman’s motion. Hillman filed an answer with counterclaims (for declaratory judgment and for breach of a prior settlement agreement) on February 1, 2022 and Hy-Ko responded to that pleading on February 22, 2022.

The Court held a claim construction hearing on February 17, 2022. The Court has not yet issued a final claim construction order. Discovery in the matter is ongoing, and the discovery deadline is July 6, 2022. Trial has been set for October 3, 2022.

Management and legal counsel for Hillman Group are still investigating this recent suit but are initially of the opinion that Hy-Ko's claims are without merit and Hillman Group intends to vigorously defend the claims. Hillman Group is unable to estimate the possible loss or range of loss at this early stage in the case.